Revenue	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Revenue

14. Income from wealth management services

	2025	2024	2023
	US$	US$	US$

Income from wealth management services
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts (note (a))	45,354,354	5,865,294	5,288,523
Realized (loss) gain on trading of listed securities, funds and derivative contracts	(5,828,824)	9,745,407	—
Interest income on trading of digital assets and derivative contracts	1,859,490	916,616	—
Services fee income	73,209	236,228	—
Unrealized fair value change on investment in trust	—	—	403,533
	41,458,229	16,763,545	5,692,056
Income from securities advising and asset management services
Performance fee income	2,785,944	—	—
Gain on disposal of financial assets at FVTPL	323,084	—	—
	3,109,028	—	—
Total revenue	44,567,257	16,763,545	5,692,056

Note

(a)	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.